Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Revenue
	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Sales of goods – a point in time	13,971,743	17,186,677	17,128,067